UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____  Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

___________ to ___________

Date of Report (Date of earliest event reported)___________

Commission File Number of securitizer:___________

Central Index Key Number of securitizer:___________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

   X      Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001748395 (Funding Depositor LLC)

CIM Trust 2021-R6

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): N/A

Central Index Key Number of underwriter (if applicable): N/A

Mohit Marria, (212) 626-2300

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2 and 99.3 for the related information.

Item 3.	Exhibits

99.1	Disclosure required by Rule 15Ga-2 for Westcor Land Title Insurance Company ("Westcor")

Schedule 1 – Narrative
Schedule 2 – Westcor Title Lien Report
Schedule 3 – Westcor HOA Superlien State List
Schedule 4 – Westcor Lien Report
Schedule 5 – Westcor Tax Report

99.2	Disclosure required by Rule 15Ga-2 for MTS Group LLC ("MTS")

Schedule 1 – Narrative
Schedule 2 – Title Lien Report
Schedule 3 – HOA Superlien State List
Schedule 4 – Lien Report
Schedule 5 – Tax Report

99.3	Disclosure required by Rule 15Ga-2 for AMC Diligence, LLC ("AMC")

Schedule 1 – Narrative
Schedule 2 – Compliance Report (Loan Level Exceptions)
Schedule 3 – Compliance Report (Exception Standard Report)
Schedule 4 – Servicing Report (Cash Flow)
Schedule 5 – Servicing Report (Cash Settlement)
Schedule 6 – Servicing Report (Itemized)
Schedule 7 – Servicing Report (Pay History)
Schedule 8 – Servicing Report (Pay String)
Schedule 9 – Servicing Report
Schedule 10 – Data Integrity Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: September 23, 2021

Funding Depositor LLC (Securitizer)
By:	/s/ Mohit Marria
Name: Mohit Marria Title: President

EXHIBIT INDEX

Exhibit Number

99.1	Disclosure required by Rule 15Ga-2 for Westcor Land Title Insurance Company ("Westcor")

Schedule 1 – Narrative

Schedule 2 – Westcor Title Lien Report

Schedule 3 – Westcor HOA Superlien State List

Schedule 4 – Westcor Lien Report

Schedule 5 – Westcor Tax Report

99.2	Disclosure required by Rule 15Ga-2 for MTS Group LLC ("MTS")

Schedule 1 – Narrative

Schedule 2 – Title Lien Report

Schedule 3 – HOA Superlien State List

Schedule 4 – Lien Report

Schedule 5 – Tax Report

99.3	Disclosure required by Rule 15Ga-2 for AMC Diligence, LLC ("AMC")

Schedule 1 – Narrative

Schedule 2 – Compliance Report (Loan Level Exceptions)

Schedule 3 – Compliance Report (Exception Standard Report)

Schedule 4 – Servicing Report (Cash Flow)

Schedule 5 – Servicing Report (Cash Settlement)

Schedule 6 – Servicing Report (Itemized)

Schedule 7 – Servicing Report (Pay History)

Schedule 8 – Servicing Report (Pay String)

Schedule 9 – Servicing Report

Schedule 10 – Data Integrity Report